Net fee and commission income (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net fee And Commission Income [Line Items]
Underwriting Fees	SFr 1,295	SFr 946	SFr 1,246
of which: equity underwriting fees	837	516	836
of which: debt underwriting fees	458	431	410
M&A and corporate finance fees	683	733	737
Brokerage fees	3,440	3,541	3,930
Investment fund fees	3,219	3,155	3,567
Portfolio management and advisory fees	8,542	8,035	7,858
Other	1,812	1,747	1,678
Total fee and commission income	18,991	18,157	19,016
Brokerage fees paid	660	757	869
Other	1,144	1,003	1,007
Total fee and commission expense	1,804	1,760	1,876
Net fee and commission income	17,186	16,397	17,140
of which: net brokerage fees	2,779	2,784	3,060
UBS AG
Net fee And Commission Income [Line Items]
Underwriting Fees	1,321	994	1,290
of which: equity underwriting fees	837	516	836
of which: debt underwriting fees	484	478	455
M&A and corporate finance fees	683	733	737
Brokerage fees	3,441	3,544	3,930
Investment fund fees	3,219	3,155	3,567
Portfolio management and advisory fees	8,542	8,035	7,858
Other	1,811	1,747	1,678
Total fee and commission income	19,018	18,207	19,060
Brokerage fees paid	660	757	869
Other	1,144	1,003	1,007
Total fee and commission expense	1,804	1,760	1,876
Net fee and commission income	17,214	16,447	17,184
of which: net brokerage fees	SFr 2,780	SFr 2,786	SFr 3,060